Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		9 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenues		$ 20,375,842	$ 24,034,397	$ 32,205,666	$ 21,774,937
Cost of Revenues		11,810,684	14,577,570	19,099,120	13,485,405
Gross Profit		8,565,158	9,456,827	13,106,546	8,289,532
Operating Expenses
Selling Expenses		5,597,563	4,637,043	5,914,786	3,667,227
General and Administrative Expenses		5,184,432	2,773,626	3,931,203	2,309,927
Total Operating Expenses		10,781,995	7,410,669	9,845,989	5,977,154
Income (Loss) from Operations		(2,216,837)	2,046,158	3,260,557	2,312,378
Other Expenses, net		(64,110)	(24,123)	(30,352)	(11,524)
Interest Expenses, net		(247,550)	(82,150)	(152,050)	(100,387)
Income (Loss) Before Income Taxes		(2,528,497)	1,939,885	3,078,155	2,200,467
Income Tax Benefit (Expense)		521,654	(731,997)	(1,182,933)	(821,896)
Net Income (Loss)		(2,006,843)	1,207,888	1,895,222	1,378,571
Other Comprehensive Income (Loss)
Foreign currency translation adjustment		(19,542)	3,101	(13,829)
Total Comprehensive Income (Loss)		$ (2,026,385)	$ 1,210,989	$ 1,881,393	$ 1,378,571
Earnings (Losses) per Share (in Dollars per share)	[1]	$ (0.08)	$ 0.05	$ 0.09	$ 0.06
Weighted Average Number of Common Stock
Basic (in Shares)	[1]	23,946,578	22,000,000	22,000,000	22,000,000
Diluted (in Shares)	[1]	23,946,578	22,000,000	22,000,000	22,000,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on December 21, 2022 and to give effect to the stock split completed on April 2, 2024.